UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05802 )

Exact name of registrant as specified in charter:	Putnam Pennsylvania Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2009

Date of reporting period: August 31, 2008

Item 1. Schedule of Investments:

Putnam Pennsylvania Tax Exempt Income Fund
The fund's portfolio
8/31/08 (Unaudited)

Key to abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
CIFG -- CIFG Assurance North America, Inc.
Cmnwlth. Of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
FGIC -- Financial Guaranty Insurance Company
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
LOC -- Letter of Credit
MBIA -- MBIA Insurance Company
Radian Insd. -- Radian Group Insured
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (99.5%)(a)
		Principal
	Rating(RAT)	amount	Value

Guam (0.6%)
Territory of GU, Econ. Dev. & Comm. Auth. Rev. Bonds
(Tobacco Settlement)
5 5/8s, 6/1/47	BBB+/F	$250,000	$221,370
5 1/4s, 6/1/32	BBB+/F	800,000	717,360
			938,730

Pennsylvania (89.2%)
Allegheny Cnty., G.O. Bonds, Ser. C-61, AGO, 5s,
12/1/23	Aaa	1,210,000	1,256,101
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 6s, 10/15/38	Baa3	945,000	923,067
(Duquesne U.), 5s, 3/1/33	A2	1,000,000	969,780
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	BB	1,095,000	826,232
(Children's Hosp.), MBIA, 5 3/8s, 7/1/17 (Prerefunded)	AAA/P	2,450,000	2,717,736
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env.
Impt. - USX Corp.)
6s, 1/15/14	Baa1	2,555,000	2,585,430
Ser. A, 5.6s, 9/1/30	Baa1	500,000	475,745
Allegheny Cnty., Redev. Auth. Tax Increment Rev. Bonds
(Waterfront), Ser. B, 6.4s, 12/15/18 (Prerefunded)	AAA/P	1,200,000	1,320,600
Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, MBIA
5 1/2s, 12/1/30 (Prerefunded)	AA	1,695,000	1,823,854
5 1/2s, 12/1/30	AA	305,000	313,693
Allentown, Coml. & Indl. Dev. VRDN (Diocese
of Allentown), 2.55s, 12/1/29	Aa2	2,200,000	2,200,000
Beaver Cnty., Indl. Dev. Auth. Poll. Control VRDN
(First Energy Generation), 2.43s, 4/1/41	VMIG1	1,000,000	1,000,000
Berks Cnty., Muni. Auth. Rev. Bonds (Albright
College), 5 3/8s, 10/1/28	Baa3	735,000	673,752
Bucks Cnty., Cmnty. College Auth. Rev. Bonds (College
Bldg.), 5s, 6/15/28	Aa1	1,000,000	1,038,340
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds
(Pennswood Village), 6s, 10/1/34 (Prerefunded)	AAA/P	1,000,000	1,134,640
AMBAC, 5 1/2s, 9/15/17 (SEG)	A/P	1,000,000	1,060,860
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A, 5.4s, 1/1/15	BB/P	240,000	239,981
Burrell, PA School Dist. G.O. Bonds, Ser. A, FSA, 5s,
7/15/25	Aaa	1,000,000	1,037,340
Butler, Area School Dist. G.O. Bonds, 5 1/4s, 10/1/26
(FWC)	A	1,500,000	1,529,340
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	935,000	953,251
Catasauqua, Area School Dist. G.O. Bonds, FSA, 5s,
2/15/26	Aaa	1,000,000	1,024,960
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.), 7 5/8s, 7/1/34 (Prerefunded)	AAA/P	500,000	593,475
Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig.), Ser. A, 5.45s, 1/1/21	BBB+	335,000	330,541
(Presbyterian Homes Oblig.), Ser. A, 5.15s, 1/1/18	BBB+	730,000	723,029
(Diakon Lutheran Ministries), 5s, 1/1/36	BBB-/P	500,000	420,855
Dauphin Cnty., G.O. Bonds, AMBAC, 5.1s, 11/15/18
(Prerefunded)	AAA/P	1,010,000	1,084,892
Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds
(Dauphin Cons. Wtr. Supply), Ser. A, 6.9s, 6/1/24	A3	1,000,000	1,181,100
Delaware Cnty., College Auth. Rev. Bonds
(Neumann College), 6 1/4s, 10/1/38	BBB	75,000	74,492
(Neumann College), 6s, 10/1/30	BBB	325,000	324,194
(Haverford College), 5 3/4s, 11/15/25	Aa2	1,000,000	1,057,050
(Neumann College), 5 1/8s, 10/1/11	BBB	1,300,000	1,326,819
Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev.
Bonds, Ser. A, 6.1s, 7/1/13	Ba1	1,200,000	1,197,900

Delaware River Joint Toll Bridge Rev. Bonds, 5 1/4s,
7/1/20 (Prerefunded)	A2	1,130,000	1,250,865
Delaware River Joint Toll Bridge Comm. Rev. Bonds,
Ser. A, MBIA, 5s, 7/1/27	AA	1,000,000	1,029,410
Delaware Valley, Regl. Fin. Auth. Rev. Bonds, Ser. B,
AMBAC, 5.7s, 7/1/27	AAA/P	3,030,000	3,389,388
East Stroudsburg, Area School Dist. G.O. Bonds, FSA,
5s, 9/1/27	Aaa	1,500,000	1,564,485
Eastern York, School Dist. G.O. Bonds, Ser. A, FSA,
5s, 9/1/25	Aaa	1,600,000	1,664,096
Easton, Area School Dist. FRN, Ser. 05, FSA, 7 1/2s,
4/1/21	Aaa	1,000,000	1,209,290
Economy, Muni. Auth. Swr. Rev. Bonds, FSA, 5s, 12/15/28	Aaa	2,755,000	2,837,044
Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst
College), 5.35s, 3/15/28	BBB	1,000,000	970,520
Erie-Western PA Port Auth. Rev. Bonds, 6 1/4s, 6/15/10	BB+/F	310,000	313,305
Exeter Twp., School Dist. G.O. Bonds, FGIC, 5s, 5/15/23	A1	1,000,000	1,020,550
Harrisburg, Wtr. Auth. Rev. Bonds, 5 1/8s, 7/15/28	A3	1,000,000	989,490
Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Gen. Hosp.), 5 1/2s, 3/15/26 (Prerefunded)	AAA/P	1,500,000	1,676,850
(Lancaster General Hosp.), Ser. A, 5s, 3/15/26	Aa3	1,000,000	991,920
Lancaster, Higher Ed. Auth. College Rev. Bonds
(Franklin & Marshall College), 5s, 4/15/29	A1	1,000,000	1,002,980
Langhorne Manor Boro., Higher Edl. & Hlth. Auth. Rev.
Bonds (Woods Svcs.), Radian Insd., 5.1s, 11/15/21	BBB+	1,285,000	1,224,451
Latrobe, Indl. Dev. Auth. Rev. Bonds (St. Vincent
College), 5.7s, 5/1/31	Baa1	1,500,000	1,449,915
Lehigh Cnty., Gen. Purpose Auth. Rev. Bonds (Lehigh
Valley Hosp. Hlth. Network)
Ser. A, 5 1/4s, 7/1/32	A1	2,750,000	2,652,018
FSA, 5 1/4s, 7/1/16	Aaa	1,950,000	2,066,201
Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds (Lehigh
Valley Hlth. Network), Ser. A, FSA, 5s, 7/1/25	Aaa	1,360,000	1,397,114
Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med.
Ctr.), 5 1/8s, 1/1/37	A-	1,000,000	894,480
Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Montenay Resource Recvy.), Ser. A, MBIA, 5 1/4s,
11/1/14	AA	2,175,000	2,379,080
Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev.
Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	1,250,000	1,148,500
Nazareth, Area School Dist. G.O. Bonds, Ser. A, FSA,
5s, 2/15/28 (Prerefunded)	Aaa	1,525,000	1,689,975
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BB-	450,000	449,631
New Wilmington, Muni. Auth. Rev. Bonds (Westminster
College), Ser. GG4, Radian Insd., 5 1/8s, 5/1/33	BBB+	1,000,000	903,730
Northampton Cnty., Hosp. Auth. Rev. Bonds (Saint Lukes
Hosp.), Ser. A, 5 1/2s, 8/15/40	Baa1	1,000,000	944,110
Northeastern York, School Dist. G.O. Bonds, XLCA, 5s,
3/1/21	A+	1,035,000	1,073,637
PA Econ. Dev. Fin. Auth. Rev. Bonds (Amtrak), Ser. A ,
6 1/4s, 11/1/31	A2	1,000,000	989,040
PA Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds
(Procter & Gamble Paper), 5 3/8s, 3/1/31	Aa3	1,000,000	985,240
PA Fin., Auth. Rev. Bonds (Penn Hills), Ser. B, AMBAC,
zero %, 12/1/27	A/P	1,000,000	366,860
PA Hsg. Fin. Agcy. Rev. Bonds
Ser. 103C, 5.2s, 10/1/28	AA+	1,000,000	998,720
(Single Family Mtge.), Ser. 88A, 3.9s, 10/1/12	AA+	810,000	802,103
(Single Family Mtge.), Ser. 88A, 3.9s, 4/1/12	AA+	790,000	779,659
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A, 6.6s, 1/1/19	B+	600,000	600,510
PA State Higher Edl. Fac. Auth. G.O. Bonds
(Allegheny), Ser. B, 6 1/8s, 11/1/13	A-	225,000	225,407
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U.), 5 7/8s, 7/1/38	Baa3	1,000,000	966,500
(Drexel U.), 5 1/2s, 5/1/12	A+	2,000,000	2,168,320
(Widener U.), 5 1/4s, 7/15/24	BBB+	1,000,000	1,002,060
(Assn. Indpt. Colleges & U. - Gwynedd Mercy), Ser.
GG5, Radian Insd., 5 1/8s, 5/1/32	A3	1,020,000	927,119
(Philadelphia U.), 5s, 6/1/30	Baa2	200,000	183,238
(Assn. Indpt. Colleges U. Fin.), FGIC, 5s, 11/1/24	A	1,250,000	1,260,320
(Philadelphia U.), 5s, 6/1/22	Baa2	330,000	327,386
PA State Indl. Dev. Auth. Rev. Bonds, 5 1/2s, 7/1/23	A3	2,000,000	2,070,440
PA State Pub. School Bldg. Auth. Rev. Bonds
(Philadelphia School Dist.), FSA, 5 1/4s, 6/1/25
(Prerefunded)	Aaa	3,000,000	3,315,690
(Career Inst. of Tech.), FGIC, 5s, 11/15/28	A1	1,000,000	1,019,880
(Northhampton Cnty.), Ser. B, AMBAC, 5s, 9/1/24	AA	3,280,000	3,386,141
(School Dist. Philadelphia), Ser. B, FSA, 4 3/4s,
6/1/30	Aaa	2,000,000	1,952,160
PA State Tpk. Comm. Rev. Bonds, Ser. A, AMBAC, 5s,
12/1/34	AA	2,055,000	2,057,014
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds (2003
PA Tpk.), Ser. C, MBIA, 5s, 12/1/24	AA	1,575,000	1,633,700
PA State U. Rev. Bonds
5s, 9/1/29	Aa2	1,400,000	1,432,312
5s, 9/1/24	Aa2	2,000,000	2,076,420
Pennsbury, School Dist. G.O. Bonds, FSA, 5s, 8/1/25	Aaa	2,000,000	2,067,020
Philadelphia, G.O. Bonds
Ser. A, FSA, 5 1/4s, 12/15/26	Aaa	1,250,000	1,300,275

CIFG, 5s, 8/1/23	Baa1	1,980,000	1,973,723
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, Ser. B,
FSA, 5 1/4s, 10/1/11 (Prerefunded)	Aaa	1,690,000	1,832,450
Philadelphia, Auth. for Indl. Dev. VRDN (Fox Chase
Cancer Ctr.), Ser. A, 2.10s, 7/1/31 (Citizens Bank
of PA (LOC))	VMIG1	1,590,000	1,590,000
Philadelphia, Gas Wks. Rev. Bonds, Ser. A-1, FSA, 5s,
9/1/26	Aaa	2,000,000	2,036,240
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18
(In default) (NON)	D/P	2,409,932	241
(Graduate Hlth. Syst. Oblig. Group), 6 5/8s, 7/1/21
(In default) (NON)	D/P	712,148	71
(Jeanes Hlth. Syst.), 6.6s, 7/1/10 (Prerefunded)	Aaa	603,554	635,977
(Cmnty. College of Philadelphia), AMBAC, 5 1/2s,
5/1/18 (Prerefunded)	AAA/P	1,585,000	1,734,038
(Children's Hosp. of Philadelphia), Ser. A, 4 1/2s,
7/1/33	Aa2	1,500,000	1,341,045
Philadelphia, School Dist. G.O. Bonds
Ser. C, MBIA, 5 3/4s, 3/1/29 (Prerefunded)	Aaa	6,750,000	7,126,313
Ser. B, FGIC, 5 5/8s, 8/1/21 (Prerefunded)	Aa3	3,000,000	3,315,120
Ser. A, AMBAC, 5s, 8/1/22	AA	1,000,000	1,024,000
Pocono Mountain, School Dist. G.O. Bonds, Ser. C, FSA,
5s, 9/1/34	Aaa	2,000,000	2,030,400
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie
Hlth.), Ser. A
5 7/8s, 12/1/31 (Prerefunded)	A	1,935,000	2,149,127
5 7/8s, 12/1/31	A	565,000	572,865
Schuylkill Valley, School Dist. G.O. Bonds, Ser. A,
FGIC, 5s, 4/1/20	A1	1,015,000	1,059,153
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31
(Prerefunded)	AAA/P	1,500,000	1,698,165
State Pub. School Bldg. Auth. Rev. Bonds
(Richland School Dist.), FGIC, 5s, 11/15/29
(Prerefunded)	A	5,000,000	5,487,350
(Delaware Cnty. Cmnty. College), FSA, 5s, 10/1/27	Aaa	1,250,000	1,289,300
Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds,
Ser. A, 6 1/2s, 1/1/38	Baa3	575,000	552,569
Upper Moreland Twp., School Dist. G.O. Bonds, AGO, 5s,
9/1/28	Aaa	1,635,000	1,683,919
Washington Cnty., Hosp. Auth. Rev. Bonds (WA Hosp.),
AMBAC, 5 1/2s, 7/1/17	AAA/P	1,200,000	1,333,608
Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (First Mtge. AHF/Central), 7 3/4s, 1/1/29	B/P	275,000	302,500
West Cornwall, Tpk. Muni. Auth. Rev. Bonds
(Elizabethtown College), 6s, 12/15/27 (Prerefunded)	BBB+	1,500,000	1,662,300
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	500,000	499,335
Wilkes-Barre, Fin. Auth. (Wilkes U.), 5s, 3/1/22	BBB	625,000	614,769
York Cnty., Indl. Dev. Auth. Rev. Bonds (PSEG Power,
LLC), Ser. A, 5 1/2s, 9/1/20	Baa1	750,000	732,645
			150,772,841

Puerto Rico (9.7%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	1,595,000	1,422,868
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), MBIA, 5 3/4s,
7/1/26 (Prerefunded)	AAA/P	2,500,000	2,647,200
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser.
A, 6s, 7/1/44	Baa3	2,250,000	2,336,040
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. WW, 5 1/4s, 7/1/25	A3	670,000	676,606
Ser. KK, 5s, 7/1/10	A3	500,000	516,800
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/15	BBB	750,000	768,248
Cmnwlth. of PR, Hsg. Fin. Corp. Rev. Bonds, Ser. B,
GNMA Coll., FNMA Coll., FHLMC Coll., 4.45s, 6/1/27	Aaa	940,000	938,139
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,500,000	1,554,300
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A,
5s, 8/1/11	Baa3	750,000	771,615
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.)
Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/27	Baa3	1,500,000	1,512,390
Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29
(Prerefunded)	Baa3	815,000	894,031
Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	Baa3	685,000	675,561
Ser. F, CIFG, Cmnwlth. of PR Gtd., 5s, 7/1/15	Baa3	1,505,000	1,545,153
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser.
A, MBIA, zero %, 8/1/43	AA	1,000,000	137,280
			16,396,231

TOTAL INVESTMENTS

Total investments (cost $167,059,745) (b)			$168,107,802

FUTURES CONTRACTS OUTSTANDING at 8/31/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Short)	70	$8,085,000	Dec-08	$(51,520)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/08 (Unaudited)

		Fixed payments	Total return
Swap counterparty /	Termination	received (paid) by	received by	Unrealized
Notional amount	date	fund per annum	or paid by fund	appreciation

Citibank, N.A.
$1,166,667	9/22/08	-	4.30% minus	$16,359
			Municipal Market
			Data Index AAA
			municipal yields
			15 Year rate

1,166,667	9/19/08	-	4.30% minus	15,953
			Municipal Market
			Data Index AAA
			municipal yields
			15 Year rate

1,166,667	9/17/08	-	4.30% minus	16,084
			Municipal Market
			Data Index AAA
			municipal yields
			15 Year rate

Total				$48,396

NOTES

(a) Percentages indicated are based on net assets of $168,906,850.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at
August 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2008. Securities rated by
Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at
August 31, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional
Information.

(b) The aggregate identified cost on a tax basis is $167,012,245, resulting in gross unrealized appreciation and depreciation of $6,025,641 and $4,930,084, respectively, or net unrealized appreciation of $1,095,557.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2008.

(FWC) Forward commitments, in part or in entirety.

At August 31, 2008, liquid assets totaling $1,534,676 have been designated as collateral for open forward commitments.

The rates shown on VRDN and FRN are the current interest rates at August 31, 2008.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at August 31, 2008 (as a percentage of net assets):

Local government	25.6%
Education	16.6
Healthcare	15.6
State government	13.0
Utilities	11.1

The fund had the following insurance concentrations greater than 10% at August 31, 2008 (as a percentage of net assets):

FSA	17.9%
MBIA	11.7

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gain or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of August 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$-	$(51,520)

Level 2	$168,107,802	$48,396

Level 3	$-	$-

Total	$168,107,802	$(3,124)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 28, 2008